As filed with the Securities and Exchange Commission on December 24, 2009
Commission File Nos.  333-70472
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 74	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 204	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Anthony L. Dowling, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on January 22, 2010 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 74, is to designate a new effective date of the Post-Effective Amendment No. 73, which was filed on October 30, 2009 (Accession No.  0001045032-09-000115).  Parts A, B and C of Post-Effective Amendment No. 73 are unchanged and hereby incorporated by reference.

SEC 2125 (7-09)

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 24th day of December, 2009.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

            THOMAS J. MEYER
By:
Thomas J. Meyer
Senior Vice President, Secretary,
and General Counsel

Jackson National Life Insurance Company
(Depositor)

            THOMAS J. MEYER
By:
Thomas J. Meyer
Senior Vice President, Secretary,
and General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

          THOMAS J. MEYER
*                  December 24, 2009
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

         THOMAS J. MEYER
*                                                   December 24, 2009
Michael A. Wells, Director

         THOMAS J. MEYER
*                                                   December 24, 2009
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

         THOMAS J. MEYER
*                                                    December 24, 2009
Robert A. Fritts, Senior Vice President
and Controller

         THOMAS J. MEYER
*                     December 24, 2009
James R. Sopha, Executive Vice President
and Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact.
pursuant to Power of Attorney executed on
January 2, 2009